Income taxes - Provision for Income Taxes (FY) (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current [Abstract]
U.S. - Federal					$ 183	$ 182	$ 178
U.S. - State					65	55	37
Non-U.S.					155	113	85
Total current tax expense					403	350	300
Deferred [Abstract]
U.S. - Federal					(57)	(8)	30
U.S. - State					(4)	3	14
Non-U.S.					26	16	22
Total deferred tax (benefit) expense			$ 12	$ 0	(35)	11	66
Total income tax expense	$ 150	$ 155	$ 226	$ 293	$ 368	$ 361	$ 366